Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income	$ 397	$ 243
Other comprehensive income consists of the following:
Translation gain/(loss)	102	(52)
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	0	0
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	1	(2)
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, net of tax	1	0
Other Comprehensive Income	104	(54)
Comprehensive Income	501	189
Total comprehensive income attributable to:
AngloGold Ashanti	486	184
Noncontrolling interests	15	5
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect	0	0
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, tax effect	$ 0